Accruals and Other Payables	12 Months Ended
Dec. 31, 2023
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES

Note 10 - ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	December 31, 2023	December 31, 2022

Salary payable	$860,849	$371,801
Payable to a minor shareholder	-	120,674
Deferred offering costs in accrual and other payables	-	600,000
Others	68,116	16,435
	$928,965	$1,108,910